Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
As at December 31, 2019	$ 3
Fair Value of Contracts Realized During the Period	226
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(233)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
As at September 30, 2020	$ (3)